IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 837,046	$ 789,635
Acceptances	15,662	16,459
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Other liabilities	52,273	46,955
Subordinated debentures	9,131	9,265
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	839,126	789,695
Acceptances	15,662	16,459
Obligations related to securities sold short	32,222	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,087
Other liabilities	37,653	31,746
Subordinated debentures	9,131	9,265
Financial liabilities	1,140,608	1,020,261
Off-balance sheet items	283,929	245,966
Total financial liabilities and off-balance sheet items	1,424,537	1,266,227
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	15,502	16,295
Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	5,810	5,782
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	262,617	223,889
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	382,847	372,108
Obligations related to assets sold under repurchase agreements and securities loaned	7,240	8,171
Other liabilities	1,753	1,124
Financial liabilities	391,840	381,403
Off-balance sheet items	239,560	201,687
Total financial liabilities and off-balance sheet items	631,400	583,090
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	15,502	16,118
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	224,058	185,569
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	669,682	624,802
Acceptances	15,657	16,443
Obligations related to securities sold short	29,725	28,041
Obligations related to assets sold under repurchase agreements and securities loaned	206,813	143,072
Other liabilities	36,906	34,980
Subordinated debentures	103
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	287,928	253,825
Acceptances	15,657	16,443
Obligations related to securities sold short	32,222	30,009
Obligations related to assets sold under repurchase agreements and securities loaned	199,574	134,904
Other liabilities	28,568	26,730
Subordinated debentures	103
Financial liabilities	564,052	461,911
Off-balance sheet items	39,312	39,218
Total financial liabilities and off-balance sheet items	603,364	501,129
Under 1 year [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items		177
Under 1 year [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	784	732
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	38,528	38,309
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	52,108	52,026
Acceptances	5	10
Other liabilities	98	78
Subordinated debentures		106
Financial liabilities	52,211	52,220
Off-balance sheet items	697	730
Total financial liabilities and off-balance sheet items	52,908	52,950
1 to 2 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	695	720
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	2	10
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	91,154	89,456
Acceptances		6
Obligations related to assets sold under repurchase agreements and securities loaned		12
Other liabilities	383	261
Subordinated debentures	318	207
Financial liabilities	91,855	89,942
Off-balance sheet items	1,546	1,472
Total financial liabilities and off-balance sheet items	93,401	91,414
2 years to 5 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	1,517	1,471
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	29	1
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	25,089	22,280
Other liabilities	6,851	3,553
Subordinated debentures	8,710	8,952
Financial liabilities	40,650	34,785
Off-balance sheet items	2,814	2,859
Total financial liabilities and off-balance sheet items	43,464	37,644
Over 5 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 2,814	$ 2,859